Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (679)
Unrealized Losses, 12 months or more	(121)
Unrealized Losses, Total	(800)
Fair value, Less than 12 months	41,024
Fair value, 12 months or more	5,838
Fair value, Total	$ 46,862